(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
October 31, 2001


Merrill Lynch
Growth Fund


www.mlim.ml.com


This report is authorized only for shareholders. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.


Merrill Lynch Growth Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH GROWTH FUND


DEAR SHAREHOLDER


We are providing to you the financial information of Merrill Lynch Growth Fund as of October 31, 2001, the Fund's fiscal year-end period. Performance information for each share class can be found in the Financial Highlights tables on pages 8 and 9 in the sections titled "Total Investment Return."

On December 17, 2001, all of the assets of Merrill Lynch Growth Fund were acquired by Merrill Lynch Fundamental Growth Fund, Inc. in exchange for newly issued shares of Merrill Lynch Fundamental Growth Fund, Inc. pursuant to a plan of reorganization approved by the Fund's Board of Trustees and shareholders.

We thank you for your support of Merrill Lynch Growth Fund, and we look forward to serving your investment needs as a shareholder of Merrill Lynch Fundamental Growth Fund, Inc.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



PROXY RESULTS


During the six-month period ended October 31, 2001, Merrill Lynch
Growth Fund's shareholders voted on the following proposal.
The proposal was approved at a shareholders' meeting on November 30, 2001. The description of the proposal and number of shares voted are as follows:

                                                             Shares Voted   Shares Voted   Shares Withheld
                                                                 For          Against        From Voting
1. To approve the plan of reorganization between the
   Fund and Merrill Lynch Fundamental Growth Fund, Inc.       62,646,301     1,194,908        3,000,552


Merrill Lynch Growth Fund, October 31, 2001


SCHEDULE OF INVESTMENTS

                           Shares                                                                                Percent of
Industries                  Held                        Long-Term Investments                          Value     Net Assets
Consumer Discretionary

Media                   1,120,800   ++AOL Time Warner Inc.                                          $   34,980,168     2.9%

Multiline Retail        1,063,400   Wal-Mart Stores, Inc.                                               54,658,760      4.5

Specialty Retail        1,059,900   Lowe's Companies, Inc.                                              36,142,590      2.9

                                    Total Consumer Discretionary (Cost--$115,578,763)                  125,781,518     10.3


Consumer Staples

Beverages                 679,000   The Coca-Cola Company                                               32,510,520      2.7
                        1,050,000   PepsiCo, Inc.                                                       51,145,500      4.2

                                    Total Consumer Staples (Cost--$90,744,115)                          83,656,020      6.9


Energy

Oil & Gas               1,310,000   Suncor Energy, Inc.                                                 39,962,183      3.3
                        3,848,434   ++TransMontaigne Inc. (a)                                           23,090,604      1.9

                                    Total Energy (Cost--$63,253,665)                                    63,052,787      5.2


Financials

Diversified             1,741,736   Citigroup Inc.                                                      79,283,823      6.5
Financials

Insurance                 693,000   American International Group, Inc.                                  54,469,800      4.5

                                    Total Financials (Cost--$128,535,049)                              133,753,623     11.0


Health Care

Biotechnology             258,500   ++Amgen Inc.                                                        14,685,385      1.2

Health Care               318,600   Medtronic, Inc.                                                     12,839,580      1.1
Equipment &
Supplies

Pharmaceuticals           540,000   Abbott Laboratories                                                 28,609,200      2.3
                          817,950   American Home Products Corporation                                  45,666,149      3.7
                          289,900   Eli Lilly and Company                                               22,177,350      1.8
                          770,370   Johnson & Johnson                                                   44,612,127      3.7
                          601,630   Merck & Co., Inc.                                                   38,390,010      3.2
                        1,639,100   Pfizer Inc.                                                         68,678,290      5.6

                                    Total Health Care (Cost--$267,492,523)                             275,658,091     22.6


Merrill Lynch Growth Fund, October 31, 2001


SCHEDULE OF INVESTMENTS (continued)

                           Shares                                                                                Percent of
Industries                  Held                        Long-Term Investments                          Value     Net Assets
Industrials

Electrical Equipment    1,035,100   ++Active Power, Inc.                                            $    5,382,520     0.5%
                          600,000   ++Beacon Power Corporation                                             600,000      0.1
                           74,700   ++Capstone Turbine Corporation                                         378,729      0.0
                          564,800   ++Proton Energy Systems, Inc.                                        3,812,400      0.3

Industrial              2,021,100   General Electric Company                                            73,588,251      6.0
Conglomerates

                                    Total Industrials (Cost--$115,445,127)                              83,761,900      6.9


Information Technology

Communications          1,041,708   ++Cisco Systems, Inc.                                               17,615,282      1.5
Equipment               1,527,450   Corning Incorporated                                                12,311,247      1.0
                          650,000   ++Finisar Corporation                                                5,037,500      0.4
                          930,000   ++Foundry Networks, Inc.                                             9,067,500      0.7
                          821,500   Motorola, Inc.                                                      13,447,955      1.1

Computers &               526,600   ++EMC Corporation                                                    6,487,712      0.5
Peripherals               321,200   International Business Machines Corporation                         34,712,084      2.9

Electronic                421,600   ++FuelCell Energy, Inc.                                              6,581,176      0.5
Equipment &               512,000   ++Sanmina Corporation                                                7,751,680      0.6
Instruments             2,559,889   ++Solectron Corporation                                             31,486,635      2.6

Semiconductor           1,420,060   Intel Corporation                                                   34,663,665      2.8
Equipment &               810,000   ++Lattice Semiconductor Corporation                                 14,134,500      1.2
Products                  343,000   ++Xilinx, Inc.                                                      10,430,630      0.9

Software                1,111,000   ++Microsoft Corporation                                             64,593,540      5.3
                          270,000   ++VERITAS Software Corporation                                       7,662,600      0.6

                                    Total Information Technology (Cost--$536,429,728)                  275,983,706     22.6


Telecommunications Services

Diversified             4,705,600   ++McLeodUSA Incorporated (Class A)                                   3,482,144      0.3
Telecommunication
Services

Wireless               12,056,786   Vodafone Group PLC                                                  27,879,352      2.3
Telecommunication
Services

                                    Total Telecommunications Services (Cost--$86,452,354)               31,361,496      2.6


Merrill Lynch Growth Fund, October 31, 2001


SCHEDULE OF INVESTMENTS (concluded)

                           Shares                                                                                Percent of
Industries                  Held                        Long-Term Investments                          Value     Net Assets
Utilities

Electric Utilities        224,800   ++Aquila, Inc.                                                  $    4,125,080     0.3%
                        1,674,600   ++Calpine Corporation                                               41,446,350      3.4

Multi-Utilities         1,593,350   Enron Corp.                                                         22,147,565      1.8
                          100,000   ++NRG Energy, Inc.                                                   1,767,000      0.2

                                    Total Utilities (Cost--$131,119,492)                                69,485,995      5.7

                                    Total Long-Term Investments (Cost--$1,535,050,816)               1,142,495,136     93.8

                            Face
                           Amount                       Short-Term Investments
Commercial Paper*     $21,000,000   The CIT Group Holdings, Inc., 2.64% due 11/01/2001                  21,000,000      1.7
                       60,175,000   General Motors Acceptance Corp., 2.73% due 11/01/2001               60,175,000      4.9

                                    Total Short-Term Investments (Cost--$81,175,000)                    81,175,000      6.6

                                    Total Investments (Cost--$1,616,225,816)                         1,223,670,136    100.4

                       Nominal Value
                     Covered by Options                         Issue
Call Options              270,000   VERITAS Software Corporation, expiring
Written                             November 2001 at USD 79.89                                                 (3)      0.0

                                    Total Call Options Written (Premiums Received--$2,430,000)                 (3)      0.0

                                    Total Investments, Net of Options Written
                                    (Cost--$1,613,795,816)                                           1,223,670,133    100.4
                                    Liabilities in Excess of Other Assets                              (5,457,166)    (0.4)
                                                                                                    --------------   ------
                                    Net Assets                                                      $1,218,212,967   100.0%
                                                                                                    ==============   ======

*Commercial paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a)Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a) (3) of the Investment
Company Act of 1940) are as follows:

                                Net Share     Net       Dividend
Industry       Affiliate         Activity     Cost       Income
Oil & Gas   Trans-Montaigne
                  Inc.              --         --          ++

++Non-income producing security.

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


FINANCIAL INFORMATION


Statement of Assets and Liabilities as of October 31, 2001
Assets:         Investments, at value (including securities loaned of $133,681,960)
                (identified cost--$1,616,225,816)                                                            $1,223,670,136
                Investments held as collateral for loaned securities, at value                                  141,244,600
                Cash                                                                                                    480
                Receivables:
                   Beneficial interest sold                                                $      684,121
                   Dividends                                                                      169,306
                   Loaned securities                                                               17,783           871,210
                                                                                           --------------
                Prepaid registration fees and other assets                                                          109,463
                                                                                                             --------------
                Total assets                                                                                  1,365,895,889
                                                                                                             --------------

Liabilities:    Options written, at value (premiums received--$2,430,000)                                                 3
                Collateral on securities loaned, at value                                                       141,244,600
                Payables:
                   Beneficial interest redeemed                                                 4,322,064
                   Investment adviser                                                             731,279
                   Distributor                                                                    565,513         5,618,856
                                                                                           --------------
                Accrued expenses and other liabilities                                                              819,463
                                                                                                             --------------
                Total liabilities                                                                               147,682,922
                                                                                                             --------------

Net Assets:     Net assets                                                                                   $1,218,212,967
                                                                                                             ==============

Net Assets      Class A Shares of beneficial interest, $.10 par value, unlimited
Consist of:     number of shares authorized                                                                  $    2,385,871
                Class B Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                       3,716,559
                Class C Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                         335,783
                Class D Shares of beneficial interest, $.10 par value, unlimited
                number of shares authorized                                                                       2,550,710
                Paid-in capital in excess of par                                                              1,699,174,228
                Accumulated realized capital losses on investments and foreign
                currency transactions--net                                                                     (99,824,436)
                Unrealized depreciation on investments and foreign currency
                transactions--net                                                                             (390,125,748)
                                                                                                             --------------
                Net assets                                                                                   $1,218,212,967
                                                                                                             ==============

Net Asset       Class A-- Based on net assets of $341,554,902 and 23,858,714 shares
Value:                    of beneficial interest outstanding                                                 $        14.32
                                                                                                             ==============
                Class B-- Based on net assets of $472,867,532 and 37,165,592 shares
                          of beneficial interest outstanding                                                 $        12.72
                                                                                                             ==============
                Class C-- Based on net assets of $42,366,629 and 3,357,829 shares
                          of beneficial interest outstanding                                                 $        12.62
                                                                                                             ==============
                Class D-- Based on net assets of $361,423,904 and 25,507,095 shares
                          of beneficial interest outstanding                                                 $        14.17
                                                                                                             ==============

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


FINANCIAL INFORMATION (continued)


Statement of Operations for the Year Ended October 31, 2001
Investment      Dividends (net of $45,111 foreign withholding tax)                                          $     9,093,496
Income:         Interest and discount earned                                                                      4,924,044
                Securities lending--net                                                                             167,419
                Other                                                                                                 3,813
                                                                                                            ---------------
                Total income                                                                                     14,188,772
                                                                                                            ---------------

Expenses:       Investment advisory fees                                                   $   11,278,947
                Account maintenance and distribution fees--Class B                              6,976,118
                Transfer agent fees--Class B                                                    2,216,232
                Transfer agent fees--Class D                                                    1,432,129
                Transfer agent fees--Class A                                                    1,340,620
                Account maintenance fees--Class D                                               1,258,997
                Account maintenance and distribution fees--Class C                                619,833
                Accounting services                                                               375,244
                Printing and shareholder reports                                                  224,940
                Transfer agent fees--Class C                                                      213,667
                Professional fees                                                                 210,764
                Registration fees                                                                  84,682
                Trustees' fees and expenses                                                        79,452
                Custodian fees                                                                     70,910
                Pricing fees                                                                       35,047
                Other                                                                              71,446
                                                                                           --------------
                Total expenses before reimbursement                                            26,489,028
                Reimbursement of expenses                                                       (254,926)
                                                                                           --------------
                Total expenses after reimbursement                                                               26,234,102
                                                                                                            ---------------
                Investment loss--net                                                                           (12,045,330)
                                                                                                            ---------------

Realized &      Realized loss on:
Unrealized         Investments--net                                                          (99,824,436)
Gain (Loss)        Foreign currency transactions--net                                            (24,103)      (99,848,539)
on Investments                                                                             --------------
& Foreign       Change in unrealized appreciation/depreciation on:
Currency           Investments--net                                                         (873,651,039)
Transactions       Foreign currency transactions--net                                              13,320     (873,637,719)
--Net:                                                                                     --------------   ---------------
                Net Decrease in Net Assets Resulting from Operations                                        $ (985,531,588)
                                                                                                            ===============

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                           For the Year Ended October 31,
Increase (Decrease) in Net Assets:                                                             2001               2000
Operations:     Investment loss--net                                                      $  (12,045,330)   $  (27,786,068)
                Realized gain (loss) on investments and foreign currency
                transactions--net                                                            (99,848,539)       458,622,308
                Change in unrealized appreciation/depreciation on investments
                and foreign currency transactions--net                                      (873,637,719)      (34,585,394)
                                                                                          ---------------   ---------------
                Net increase (decrease) in net assets resulting from operations             (985,531,588)       396,250,846
                                                                                          ---------------   ---------------

Distributions   Realized capital gain on investments--net:
to                 Class A                                                                   (44,427,658)                --
Shareholders:      Class B                                                                   (74,405,663)                --
                   Class C                                                                    (6,658,377)                --
                   Class D                                                                   (47,581,986)                --
                                                                                          ---------------   ---------------
                Net decrease in net assets resulting from distributions
                to shareholders                                                             (173,073,684)                --
                                                                                          ---------------   ---------------

Beneficial      Net decrease in net assets derived from beneficial
Interest        interest transactions                                                       (203,927,921)     (688,286,498)
Transactions:                                                                             ---------------   ---------------

Net Assets:     Total decrease in net assets                                              (1,362,533,193)     (292,035,652)
                Beginning of year                                                           2,580,746,160     2,872,781,812
                                                                                          ---------------   ---------------
                End of year                                                               $ 1,218,212,967   $ 2,580,746,160
                                                                                          ===============   ===============

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


FINANCIAL INFORMATION (continued)

Financial Highlights

The following per share data and ratios
have been derived from information
provided in the financial statements                                                     Class A
                                                                              For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                          2001         2000         1999         1998          1997
Per Share       Net asset value, beginning of year           $    26.25   $    23.18   $    22.71   $    33.13   $    26.87
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income (loss)--net++                   (.03)        (.11)        (.01)          .46          .53
                Realized and unrealized gain
                (loss) on investments and foreign
                currency transactions--net                      (10.19)         3.18          .69       (8.47)         7.98
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                (10.22)         3.07          .68       (8.01)         8.51
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                            --           --           --        (.48)        (.44)
                   In excess of investment income--net               --           --        (.21)           --           --
                   Realized gain on investments--net             (1.71)           --           --       (1.70)       (1.81)
                   In excess of realized gain on
                   investments--net                                  --           --           --        (.23)           --
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (1.71)           --        (.21)       (2.41)       (2.25)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of year                 $    14.32   $    26.25   $    23.18   $    22.71   $    33.13
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share             (41.20%)       13.24%        3.09%     (25.83%)       34.03%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:*

Ratios to       Expenses, net of reimbursement                     .99%         .88%         .96%         .81%         .77%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Expenses                                          1.00%         .91%         .99%         .85%         .81%
                                                             ==========   ==========   ==========   ==========   ==========
                Investment income (loss)--net                    (.17%)       (.38%)       (.03%)        1.72%        1.84%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of year (in thousands)       $  341,555   $  701,997   $  774,287   $1,111,166   $1,769,296
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                               34.18%       66.49%      101.71%       24.41%       24.75%
                                                             ==========   ==========   ==========   ==========   ==========



The following per share data and ratios
have been derived from information
provided in the financial statements                                                     Class B
                                                                              For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                          2001         2000         1999         1998          1997
Per Share       Net asset value, beginning of year           $    23.77   $    21.21   $    20.88   $    30.63   $    25.03
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income (loss)--net++                   (.20)        (.35)        (.19)          .17          .22
                Realized and unrealized gain
                (loss) on investments and foreign
                currency transactions--net                       (9.14)         2.91          .61       (7.80)         7.39
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (9.34)         2.56          .42       (7.63)         7.61
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                            --           --           --        (.19)        (.20)
                   In excess of investment income--net               --           --        (.09)           --           --
                   Realized gain on investments--net             (1.71)           --           --       (1.70)       (1.81)
                   In excess of realized gain on
                   investments--net                                  --           --           --        (.23)           --
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (1.71)           --        (.09)       (2.12)       (2.01)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of year                 $    12.72   $    23.77   $    21.21   $    20.88   $    30.63
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share             (41.85%)       12.07%        2.06%     (26.57%)       32.62%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:*

Ratios to       Expenses, net of reimbursement                    2.02%        1.90%        1.99%        1.83%        1.79%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Expenses                                          2.03%        1.93%        2.02%        1.87%        1.83%
                                                             ==========   ==========   ==========   ==========   ==========
                Investment income (loss)--net                   (1.20%)      (1.40%)       (.98%)         .70%         .82%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of year (in thousands)       $  472,867   $1,052,705   $1,247,547   $2,544,979   $4,687,523
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                               34.18%       66.49%      101.71%       24.41%       24.75%
                                                             ==========   ==========   ==========   ==========   ==========

*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

The following per share data and ratios
have been derived from information
provided in the financial statements                                                     Class C
                                                                              For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                          2001         2000         1999         1998          1997
Per Share       Net asset value, beginning of year           $    23.60   $    21.05   $    20.72   $    30.43   $    24.89
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income(loss)--net++                    (.20)        (.36)        (.18)          .17          .22
                Realized and unrealized gain
                (loss) on investments and foreign
                currency transactions--net                       (9.07)         2.91          .59       (7.75)         7.34
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                 (9.27)         2.55          .41       (7.58)         7.56
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                            --           --           --        (.20)        (.21)
                   In excess of investment income--net               --           --        (.08)           --           --
                   Realized gain on investments--net             (1.71)           --           --       (1.70)       (1.81)
                   In excess of realized gain on
                   investments--net                                  --           --           --        (.23)           --
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (1.71)           --        (.08)       (2.13)       (2.02)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of year                 $    12.62   $    23.60   $    21.05   $    20.72   $    30.43
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share             (41.85%)       12.11%        2.04%     (26.60%)       32.63%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:*

Ratios to       Expenses, net of reimbursement                    2.05%        1.92%        2.02%        1.84%        1.80%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Expenses                                          2.06%        1.95%        2.05%        1.88%        1.84%
                                                             ==========   ==========   ==========   ==========   ==========
                Investment income (loss)--net                   (1.23%)      (1.42%)       (.96%)         .68%         .81%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of year (in thousands)       $   42,367   $   93,549   $  106,797   $  239,445   $  427,377
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                               34.18%       66.49%      101.71%       24.41%       24.75%
                                                             ==========   ==========   ==========   ==========   ==========



The following per share data and ratios
have been derived from information
provided in the financial statements                                                     Class D
                                                                              For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                          2001         2000         1999         1998          1997
Per Share       Net asset value, beginning of year           $    26.07   $    23.07   $    22.63   $    33.01   $    26.79
Operating                                                    ----------   ----------   ----------   ----------   ----------
Performance:    Investment income(loss)--net++                    (.08)        (.17)        (.06)          .39          .46
                Realized and unrealized gain
                (loss) on investments and foreign
                currency transactions--net                      (10.11)         3.17          .68       (8.43)         7.95
                                                             ----------   ----------   ----------   ----------   ----------
                Total from investment operations                (10.19)         3.00          .62       (8.04)         8.41
                                                             ----------   ----------   ----------   ----------   ----------
                Less dividends and distributions:
                   Investment income--net                            --           --           --        (.41)        (.38)
                   In excess of investment income--net               --           --        (.18)           --           --
                   Realized gain on investments--net             (1.71)           --           --       (1.70)       (1.81)
                   In excess of realized gain on
                   investments--net                                  --           --           --        (.23)           --
                                                             ----------   ----------   ----------   ----------   ----------
                Total dividends and distributions                (1.71)           --        (.18)       (2.34)       (2.19)
                                                             ----------   ----------   ----------   ----------   ----------
                Net asset value, end of year                 $    14.17   $    26.07   $    23.07   $    22.63   $    33.01
                                                             ==========   ==========   ==========   ==========   ==========

Total           Based on net asset value per share             (41.38%)       13.00%        2.82%     (26.00%)       33.67%
Investment                                                   ==========   ==========   ==========   ==========   ==========
Return:*

Ratios to       Expenses, net of reimbursement                    1.24%        1.13%        1.21%        1.06%        1.02%
Average                                                      ==========   ==========   ==========   ==========   ==========
Net Assets:     Expenses                                          1.25%        1.16%        1.24%        1.10%        1.06%
                                                             ==========   ==========   ==========   ==========   ==========
                Investment income (loss)--net                    (.42%)       (.63%)       (.26%)        1.47%        1.59%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental    Net assets, end of year (in thousands)       $  361,424   $  732,495   $  744,151   $1,082,627   $1,642,665
Data:                                                        ==========   ==========   ==========   ==========   ==========
                Portfolio turnover                               34.18%       66.49%      101.71%       24.41%       24.75%
                                                             ==========   ==========   ==========   ==========   ==========


*Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Growth Fund, October 31, 2001


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on net operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Options--The Fund is authorized to purchase and write covered call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums paid or received (or loss or gain to the extent the cost of the closing transaction is less than or greater than the premium paid or received).



Merrill Lynch Growth Fund, October 31, 2001


Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk of existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of October 31, 2001, no debt securities were held by the Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund's yield may increase. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $24,103 have been reclassified between accumulated net investment loss and accumulated net realized capital losses, $33 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses and $12,069,433 has been reclassified between paid-in capital in excess of par and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.



Merrill Lynch Growth Fund, October 31, 2001


NOTES TO FINANCIAL STATEMENTS (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of .65%. As a result of a voluntary waiver of expenses, the Fund will pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .65% of the average daily net assets on the first $1 billion; .625% of the average net assets on the next $500 million; and .60% of the average net assets over $1.5 billion but not exceeding $10 billion and .575% of average net assets in excess of $10 billion. For the year ended October 31, 2001, MLIM earned fees of $11,278,947, of which $254,926 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account            Distribution
                             Maintenance Fee            Fee

Class B                          .25%                   .75%
Class C                          .25%                   .75%
Class D                          .25%                     --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended October 31, 2001, FAMD earned underwriting discounts and direct commissions, and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                 FAMD                MLPF&S

Class A                          $  459              $ 7,185
Class D                          $3,058              $45,655


For the year ended October 31, 2001, MLPF&S received contingent deferred sales charges of $444,645 and $6,278, relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $174 relating to transactions subject to front-end sales charge waivers in Class D Shares.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by MLIM or its affiliates. For the year ended October 31, 2001, QA Advisors received $11,076 in securities lending agent fees.

In addition, MLPF&S received $345,884 in commissions on the execution of portfolio security transactions for the Fund for the year ended October 31, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the year ended October 31, 2001, the Fund reimbursed MLIM an aggregate of $45,764 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.



Merrill Lynch Growth Fund, October 31, 2001


Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2001 were $564,936,316 and $987,920,340, respectively.

Net realized losses for the year ended October 31, 2001 and net unrealized gains (losses) as of October 31, 2001 were as follows:

                                   Realized          Unrealized
                                    Losses         Gains (Losses)

Long-term investments          $  (99,824,436)    $ (392,555,680)
Options written                             --          2,429,997
Foreign currency transactions         (24,103)               (65)
                               ---------------    ---------------
Total                          $  (99,848,539)    $ (390,125,748)
                               ===============    ===============


Transactions in options written for the year ended October 31, 2001 were as follows:

                                   Nominal Value
                                     Covered by
                                      Written           Premiums
Call Options Written                  Options           Received

Outstanding call options
written, beginning of year             270,000      $   2,430,000
                                 -------------      -------------
Outstanding call options
written, end of year                   270,000      $   2,430,000
                                 =============      =============


As of October 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $391,076,292, of which $78,113,214 related to appreciated securities and $469,189,506 related to depreciated securities. At October 31, 2001, the aggregate cost of investments, net of options written for Federal income tax purposes was $1,614,746,425.


4. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $203,927,921 and $688,286,498 for the years ended October 31, 2001 and October 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Year                              Dollar
Ended October 31, 2001                  Shares           Amount

Shares sold                            5,622,321    $   103,524,078
Shares issued to shareholders
in reinvestment of distributions       1,962,750         43,062,741
                                   -------------    ---------------
Total issued                           7,585,071        146,586,819
Shares redeemed                     (10,464,213)      (195,624,191)
                                   -------------    ---------------
Net decrease                         (2,879,142)    $  (49,037,372)
                                   =============    ===============



Class A Shares for the Year                              Dollar
Ended October 31, 2000                  Shares           Amount

Shares sold                            8,303,223    $   231,732,963
Shares redeemed                     (14,966,652)      (416,864,322)
                                   -------------    ---------------
Net decrease                         (6,663,429)    $ (185,131,359)
                                   =============    ===============



Class B Shares for the Year                              Dollar
Ended October 31, 2001                  Shares           Amount

Shares sold                            6,892,299    $   113,427,074
Shares issued to shareholders
in reinvestment of distributions       3,367,457         66,271,556
                                   -------------    ---------------
Total issued                          10,259,756        179,698,630
Automatic conversion of shares       (2,235,559)       (35,056,930)
Shares redeemed                     (15,141,200)      (249,848,385)
                                   -------------    ---------------
Net decrease                         (7,117,003)    $ (105,206,685)
                                   =============    ===============



Class B Shares for the Year                              Dollar
Ended October 31, 2000                  Shares           Amount

Shares sold                            8,093,155    $   204,494,655
Automatic conversion of shares       (3,754,743)       (94,085,703)
Shares redeemed                     (18,883,341)      (473,345,029)
                                   -------------    ---------------
Net decrease                        (14,544,929)    $ (362,936,077)
                                   =============    ===============



Class C Shares for the Year                              Dollar
Ended October 31, 2001                  Shares           Amount

Shares sold                              292,370    $     4,954,033
Shares issued to shareholders
in reinvestment of distributions         291,633          5,692,672
                                   -------------    ---------------
Total issued                             584,003         10,646,705
Shares redeemed                      (1,190,672)       (19,603,725)
                                   -------------    ---------------
Net decrease                           (606,669)    $   (8,957,020)
                                   =============    ===============



Merrill Lynch Growth Fund, October 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


Class C Shares for the Year                              Dollar
Ended October 31, 2000                  Shares           Amount

Shares sold                              386,278    $     9,655,945
Shares redeemed                      (1,494,230)       (37,162,786)
                                   -------------    ---------------
Net decrease                         (1,107,952)    $  (27,506,841)
                                   =============    ===============



Class D Shares for the Year                              Dollar
Ended October 31, 2001                  Shares           Amount

Shares sold                            2,742,008    $    50,320,461
Shares issued to shareholders
in reinvestment of distributions       1,930,881         42,015,965
Automatic conversion of shares         2,015,095         35,056,930
                                   -------------    ---------------
Total issued                           6,687,984        127,393,356
Shares redeemed                      (9,281,227)      (168,120,200)
                                   -------------    ---------------
Net decrease                         (2,593,243)    $  (40,726,844)
                                   =============    ===============



Class D Shares for the Year                              Dollar
Ended October 31, 2000                  Shares           Amount

Shares sold                            3,660,286    $   101,508,624
Automatic conversion of shares         3,439,133         94,085,703
                                   -------------    ---------------
Total issued                           7,099,419        195,594,327
Shares redeemed                     (11,249,787)      (308,306,548)
                                   -------------    ---------------
Net decrease                         (4,150,368)    $ (112,712,221)
                                   =============    ===============


5. Short-Term Borrowings:
On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The
Fund did not borrow under the facility during the year ended
October 31, 2001.


6. Capital Loss Carryforward:
At October 31, 2001, the Fund had a net capital loss carryforward of approximately $98,874,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


7. Reorganization Plan:
On July 11, 2001, the Fund's Board of Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Fundamental Growth Fund, Inc. will acquire all of the assets and will assume all of the liabilities of the Fund in exchange for newly issued shares of Merrill Lynch Fundamental Growth Fund, Inc. The Funds are registered, open-end management investment companies, with Merrill Lynch Fundamental Growth Fund, Inc. being registered as diversified. Both entities have a similar investment objective and are managed by FAM.

On December 17, 2001, Merrill Lynch Fundamental Growth Fund, Inc.
acquired all of the net assets of the Fund pursuant to the plan of reorganization approved by the Fund's Board of Trustees and shareholders.



Merrill Lynch Growth Fund, October 31, 2001


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Merrill Lynch Growth Fund as of October 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Growth Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
December 12, 2001



IMPORTANT TAX INFORMATION (unaudited)


During the fiscal year ended October 31, 2001, Merrill Lynch Growth Fund paid a long-term capital gain distribution of $1.706858 per share to shareholders of record on December 4, 2000. This entire distribution is subject to a maximum 20% tax rate.

Please retain this information for your records.



OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Robert C. Doll, Jr., Senior Vice President
Stephen I. Silverman, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Lori A. Martin, Secretary


Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863